Restructuring Costs, Net	12 Months Ended
Dec. 31, 2014
Restructuring and Related Activities [Abstract]
Restructuring Costs, Net

NOTE 2 — RESTRUCTURING COSTS, NET

Restructuring costs incurred relate to Holdings’ manufacturing and distribution footprint optimization plans and business integration activities which are reported in restructuring costs, net in the consolidated statements of comprehensive income (loss). The components of restructuring costs, net are as follows (in millions):

	Year Ended December 31,
	2014	2013	2012
Manufacturing and distribution footprint optimization	$(13.7)	$(2.2)	$(0.4)
Severance	(3.2)	(3.3)	(2.4)
Impairment of property, plant and equipment	(0.5)	(2.6)	(2.2)
Gains on sale of land, buildings and equipment	0.5	0.1	0.4
Curtailment and settlement gains (losses)	—	0.4	(1.3)

	$(16.9)	$(7.6)	$(5.9)

2014 Activities

Beginning in 2013, Holdings initiated a manufacturing footprint optimization plan for its fuel delivery systems product line. The plan involved a workforce reduction and outsourcing of production, including relocation of associated equipment, to facilities owned by third-party component suppliers and existing facilities of Holdings’ subsidiaries. The plan was substantially completed by the end of the third quarter of 2014. Holdings incurred $1.1 million of professional costs associated with the review of the manufacturing footprint for its fuel delivery systems product line, $0.8 million of severance costs associated with the termination of 79 employees, $0.8 million of manufacturing footprint optimization execution costs, $0.3 million of costs associated with asset relocation and installation and $0.1 million for employee retention costs.

In December 2013, Holdings approved and announced a plan to close one of its U.S. filtration facilities and transfer the manufacturing capacity, along with associated equipment, to one of Holdings existing U.S. facilities and one facility operated by FRAM Group, the automotive consumer products business of Autoparts Holdings Limited (“Autoparts Holdings”). The facility ceased operations as of July 31, 2014. The plan resulted in the termination of 232 employees. Employees were offered termination benefit packages, comprised of severance and medical insurance coverage, contingent on the employees working to the plant closure date or an earlier date at management’s discretion. During the year ended December 31, 2014, termination benefits of $1.7 million were recorded. As of December 31, 2014, termination benefits of $0.2 million were accrued and unpaid. In addition, Holdings incurred equipment relocation and installation and facility closing and integration costs of $10.8 million, recorded an additional impairment loss of $0.5 million to write down equipment to estimated net realizable value and recorded gains on sale of equipment of $0.4 million.

In addition, Holdings recorded: (i) severance of $0.7 million related to involuntary terminations of employees as part of cost reduction actions and business realignment, (ii) manufacturing footprint optimization costs of $0.5 million related to its filtration product line, (iii) residual closing costs of $0.1 million related to the closure of a China facility in 2013 and (iv) a gain on sale of equipment of $0.1 million associated with its now closed Mexican foundry operations.

2013 Activities

Holdings recorded severance costs of $2.4 million related to involuntary terminations of employees as part of cost reduction actions and business realignment within its filtration, vehicle electronics and fuel delivery systems product lines. Holdings recorded $0.1 million for lease termination and asset retirement obligation costs associated with distribution footprint optimization of the filtration product line.

Holdings approved, announced and completed a plan to close the manufacturing operations of one of its Chinese subsidiaries and relocate the manufacturing into one of its existing U.S. filtration facilities. The plan included workforce reductions, facility closures and operations consolidation. The plan impacted 61 employees in China, all of whom were terminated as of September 30, 2013. The manufacturing facility was leased and was returned to the landlord in July 2013. The majority of the equipment was relocated to existing U.S. facilities. Holdings recorded an impairment charge of $0.5 million to write down certain equipment to estimated net realizable value, severance costs of $0.4 million and other closing costs of $0.1 million.

Holdings initiated a manufacturing footprint optimization plan for its fuel delivery systems product line (the full details of which are discussed above). As of December 31, 2013, 14 employees had been terminated and severance costs of $0.2 million had been recognized. In addition, Holdings incurred other costs related to the plan including professional fees of $1.6 million associated with the review of the manufacturing footprint optimization plan and asset relocation costs of $0.3 million.

In December 2013, Holdings approved and announced a plan to close one of its U.S. filtration facilities and transfer the manufacturing capacity, along with associated equipment, to one of Holdings existing U.S. facilities and one facility operated by FRAM Group, the automotive consumer products business of Autoparts Holdings (the full details of which are discussed above). As of December 31, 2013, estimated termination of $0.3 million had been accrued. During the year ended December 31, 2013, Holdings recorded impairment charges of $1.8 million to write down land, building and equipment to estimated net realizable value.

As part of the plan to close and relocate excess foundry manufacturing capacity at its Mexican operation to China (discussed in further detail below), Holdings recorded an additional impairment charge of $0.3 million to write down land, building and equipment to estimated net realizable value and other closings costs of $0.1 million. In December 2013, the land, building and equipment was sold and a gain on sale of $0.1 million was recognized. A previously deferred curtailment gain of $0.4 million related to the Mexican subsidiary’s pension plan was recognized at the time the affected employees were terminated during 2013.

2012 Activities

Holdings recorded severance totaling $2.4 million related to involuntary terminations of employees as part of other cost reduction actions and business realignment.

Holdings approved and announced a plan to close and relocate excess foundry manufacturing capacity at its Mexican operation to China. The plan included workforce reductions, facility closures and operations consolidation. Holdings recorded an impairment charge of $2.0 million to write down land, building and equipment to estimated net realizable value and pension curtailment and settlement losses of $1.3 million related to headcount reductions. At the end of June 2013, the manufacturing operations were closed and the affected employees terminated.

Holdings approved and announced a plan to consolidate certain distribution facilities of the U.S. operations of Champion with Autoparts Holdings. This plan was completed during the fourth quarter of 2013. An owned facility was temporarily idled in the early part of 2013 to reconfigure the facility for additional manufacturing capacity. Holdings recognized a charge of $0.4 million related to distribution system software development costs with no future value and an asset impairment charge of $0.2 million to write down the carrying value of certain equipment to be idled with no alternative use.

Holdings recognized a gain of $0.4 million on the sale of a previously idled manufacturing facility.

Accrued Restructuring Reserves

The following table summarizes the activity in accrued restructuring reserves, including pension obligations and property, plant and equipment, during the years ended December 31, 2014 and 2013 (in millions):

	Severance Costs	Asset Impairments	Pension Curtailment and Settlements	Other	Total
Balance at December 31, 2012	$1.3	$—	$0.9	$—	$2.2
Charges	3.3	2.6	(0.4)	2.1	7.6
Usage	(3.2)	(2.6)	(0.5)	(2.1)	(8.4)

Balance at December 31, 2013	$1.4	$—	$—	$—	$1.4

Charges	3.2	0.5	—	13.2	16.9
Usage	(4.4)	(0.5)	—	(13.2)	(18.1)

Balance at December 31, 2014	$0.2	$—	$—	$—	$0.2

The severance, pension curtailment and settlements and other restructuring related accruals are included in the consolidated balance sheets in accrued expenses and other current liabilities. The asset impairment reserve is included in property, plant and equipment, net in the consolidated balance sheets. Other primarily includes costs to review and execute manufacturing and distribution footprint optimization initiatives.